NUVEEN WINSLOW LARGE-CAP GROWTH ESG FUND

SUPPLEMENT DATED JUNE 18, 2024

TO THE PROSPECTUS DATED NOVEMBER 30, 2023

Calvin W. Bohman has been named a portfolio manager of Nuveen Winslow Large-Cap Growth ESG Fund. Justin H. Kelly, CFA, Patrick M. Burton, CFA, and Steven M. Hamill, CFA, will continue to serve as portfolio managers for the Fund. Stephan C. Petersen will continue to serve as a portfolio manager for the Fund until his retirement on September 30, 2024.

Calvin W. Bohman is a Managing Director, Portfolio Manager and Quantitative Analyst at Winslow Capital Management, LLC (“Winslow”). Prior to joining Winslow in 2015, he was an Assistant Vice President, Institutional Equity Sales Trading at Piper Jaffray & Company from 2007 to 2015.

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FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSLPRO-0624P

NUVEEN WINSLOW LARGE-CAP GROWTH ESG FUND

SUPPLEMENT DATED JUNE 18, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2023

1.

Calvin W. Bohman has been named a portfolio manager of Nuveen Winslow Large-Cap Growth ESG Fund. Justin H. Kelly, CFA, Patrick M. Burton, CFA, and Steven M. Hamill, CFA, will continue to serve as portfolio managers for the Fund. Stephan C. Petersen will continue to serve as a portfolio manager for the Fund until his retirement on September 30, 2024.

2.	The following includes the accounts managed by Calvin W. Bohman as of April 30, 2024:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Calvin W. Bohman	Registered Investment Companies	0	$0	0	$0

	Other Pooled Investment Vehicles	0	$0	0	$0

	Other Accounts	0	$0	0	$0

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed
Calvin W. Bohman*	A

*	Information provided is as of April 30, 2024.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSLSAI-0624P